WARRANT LIABILITIES (Details) - Foresight Acquisition Corp [Member]	11 Months Ended
Dec. 02, 2021 $ / shares
Event Triggering Warrant Redemption [Member]
Class of Warrant or Right [Line Items]
Share price	$ 9.20
Proceeds from equity proceeds from business combination as a percentage of total equity proceeds	60.00%
Number of trading days	20 days
Volume weighted average price per share	$ 9.20
Event Triggering Warrant Redemption [Member] | Trigger Price One [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price as a percentage of newly issued price	115.00%
Class of warrants or rights redemption trigger price	$ 18.00
Event Triggering Warrant Redemption [Member] | Trigger Price Two [Member]
Class of Warrant or Right [Line Items]
Redemption trigger price as a percentage of newly issued price	180.00%
Public Warrants
Class of Warrant or Right [Line Items]
Number of days from which warrants become exercisable after the completion of business combination	30 days
Number of Months from which warrants become exercisable after the completion of Business Combination	12 months
Expected term of warrants	5 years
Number of business days after the closing of business combination made efforts for SEC registration statement	20 days
Number of business days within which registration statement shall be effective on closure of business combination	60 days
Private Placement Warrants [Member] | Share Price Equals Or Exceeds 18 Usd [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights redemption per share	$ 0.01
Warrant redemption,minimum days for prior written notice of redemption	30 days
Share price	$ 18.00
Number of consecutive trading days to determine call of warrant redemption	20 days
Number of trading days to determine call of warrant redemption	30 days
Private Placement Warrants [Member] | Share Price Equals Or Exceeds 10 Usd [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights redemption per share	$ 0.10
Warrant redemption,minimum days for prior written notice of redemption	30 days
Share price	$ 10.00
Threshold period common stock available during the redemption Period	30 days